GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                           Englewood, Colorado 80111

January 12, 1998



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

ATTENTION:     Filing Desk

RE:     Maxim Series Account
        497 (e) Filing (File No. 33-82610)
        Great-West Life & Annuity Insurance Company


Dear Filing Desk:

Enclosed for filing is a 497(e) filing for Maxim Series Account. The purpose of this filing is to add new investment options available through the Account.

Please contact me at (303) 689-3817 with any questions or comments you may have concerning the enclosed.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Assistant Vice President
and Associate Counsel

                                                                     Rule 497(e)
                                                               File No. 33-82610
                              Maxim Series Account
                                       of
                   Great-West Life & Annuity Insurance Company

                                    Effective
                                January 15, 1998


On Page 1 of the prospectus, in the last paragraph the number of Investment Divisions should be revised from "fifteen" to "twenty-four" and the number of Investment Divisions that invest in shares of the portfolios of Maxim Series Fund, Inc. should be revised from "thirteen" to "twenty-two."

On Page 2 of the prospectus, please add the following Investment Divisions:

     Maxim Value Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential.

     Maxim Growth Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential.

     Maxim Blue Chip Portfolio seeks long-term growth of capital and income by investing primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

     Maxim MidCap Growth Portfolio seeks long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. The Portfolio will normally invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average company.

     Maxim Aggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Portfolios. It is designed for an investor who is willing to take on a greater degree of risk now for the chance of better returns later and places a higher priority on investment growth than on safety. This investor typically is comfortable riding out the ups and downs of the markets. This Portfolio would not be appropriate for an investor with a short investment horizon.

     Maxim Moderately Aggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Portfolios. It is designed for an investor who is willing to take on a slightly greater degree of risk now for the chance of better returns later and places a high priority on investment growth but also seeks some safety. This investor typically is comfortable riding out the ups and downs of the markets but is not comfortable with the volatility that would be associated with the Maxim Aggressive Profile Portfolio. This Portfolio would not be appropriate for an investor with a short investment horizon.

     Maxim Moderate Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Portfolios. This investor likes the potential for higher returns but seeks more safety than an aggressive or moderately aggressive investor.

     Maxim Moderately Conservative Profile Portfolio seeks to achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation by investing in other Maxim Portfolios. This Portfolio is designed for an investor who places a priority on investment safety but is willing to take some risk for a potential higher return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

     Maxim Conservative Profile Portfolio seeks to achieve total return consistent with preservation of capital primarily through fixed income investments by investing in other Maxim Portfolios. This Portfolio is designed for an investors whose highest priority is safety for which the investor is willing to accept lower potential return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

On page 4, under the heading Maxim Series Fund, Inc. Annual Expenses, please insert the following:




---------------- --------------- --------------- --------------- ---------------
Management Fees       .60%            .60%           1.00%           1.00%
Other Expenses        None            None            .15%            .05%
Total Expenses        .60%            .60%           1.15%           1.05%
---------------- --------------- --------------- --------------- ---------------


---------------- --------------- --------------- --------------- --------------- ---------------
Management Fees      ..25%            .25%            .25%            .25%            .25%
Other Expenses        None            None            None            None            None
Total Expenses        .25%            .25%            .25%            .25%            .25%
---------------- --------------- --------------- --------------- --------------- ---------------


                                 Minimum Total Maxim Series      Maximum Total Maxim Series
                                 Fund Annual Expenses*           Fund Annual Expenses**
Aggressive Profile+                          1.16%                           1.46%
Moderately Aggressive Profile+               1.08%                           1.40%
Moderate Profile+                            1.02%                           1.32%
Moderately Conservative                      1.00%                           1.23%
Profile+
Conservative Profile+                        0.85%                           1.11%

+ Each Profile Portfolio will invest in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be net of the Underlying Portfolios expenses.

* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those for the Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those for the Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.

On page 5, under the first Example table, please add Maxim Value Index and Maxim Growth Index to the Example for the Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap Index and Maxim Total Return Investment Divisions, and insert the following:

Investment Division                      1 Year           3 Year        5 Year        10 Year
----------------------------------- ------------------ ------------- -------------- -------------
Maxim Blue Chip                          $25.51           $82.35        $147.70       $355.19
Maxim MidCap Growth                      $24.49           $79.12        $142.04       $342.39
Maxim Aggressive Profile*                $27.15           $87.50        $156.69       $375.41
Maxim Moderately Aggressive Profile*     $26.43           $85.25        $152.77       $366.61
Maxim Moderate Profile*                  $25.72           $82.99        $148.83       $357.74
Maxim Moderately Conservative Profile*   $25.20           $81.38        $146.00       $351.37
Maxim  Conservative Profile*             $23.77           $76.85        $138.07       $333.36

* The Examples of Expenses for the Profile Portfolios are calculated using the midpoint of the minimum and maximum fees set forth under Maxim Series Fund, Inc. Annual Expenses.

On page 5, under the second Example table, please add Maxim Value Index and Maxim Growth Index to the Example for the Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap Index and Maxim Total Return Investment Divisions, and insert the following:

Investment Division                      1 Year           3 Year        5 Year        10 Year
----------------------------------- ------------------ ------------- -------------- -------------
Maxim Blue Chip                          $97.23          $136.11        $181.56       $355.19
Maxim MidCap Growth                      $96.27          $133.04        $176.07       $342.39
Maxim Aggressive Profile*                $98.75          $141.00        $190.28       $375.41
Maxim Moderately Aggressive Profile*     $98.08          $138.87        $186.47       $366.61
Maxim Moderate Profile*                  $97.42          $136.72        $182.65       $357.74
Maxim Moderately Conservative Profile*   $96.94          $135.19        $179.91       $351.37
Maxim  Conservative Profile*             $95.61          $130.89        $172.21       $333.36

* The Examples of Expenses for the Profile Portfolios are calculated using the midpoint of the minimum and maximum fees set forth under Maxim Series Fund, Inc. Annual Expenses.

On page 12, under the heading Average Annual Total Returns, please insert the following:

Investment Division                Before    After      Before    After     Before     After
                                   CDSC      CDSC       CDSC      CDSC      CDSC 10    CDSC 10
                                   1 Year    1 Year     5 Year    5 Year    Year or    Year or
                                                                            Since      Since
                                                                            Inception  Inception
Maxim Value Index                   19.14%    10.79%      N/A       N/A      15.91%     13.79%
Maxim Growth Index                  20.59%    12.13%      N/A       N/A      17.55%     15.28%
Maxim Blue Chip                      N/A        N/A       N/A       N/A        N/A       N/A
Maxim MidCap Growth                  N/A        N/A       N/A       N/A        N/A       N/A
Maxim International Equity
Maxim Aggressive Profile             N/A        N/A       N/A       N/A        N/A       N/A
Maxim Moderately
Aggressive Profile                   N/A        N/A       N/A       N/A        N/A       N/A
Maxim Moderate Profile               N/A        N/A       N/A       N/A        N/A       N/A
Maxim Moderately
Conservative Profile                 N/A        N/A       N/A       N/A        N/A       N/A
Maxim Conservative Profile           N/A        N/A       N/A       N/A        N/A       N/A

On page 12, Please insert the following to the existing chart:

Investment Division                       Portfolio       Investment Division
                                        Inception Date    Inception In Contract
Maxim Value Index                      December 1, 1993     January 15, 1998
Maxim Growth Index                     December 1, 1993     January 15, 1998
Maxim Blue Chip                          July 1, 1997       January 15, 1998
Maxim MidCap Growth                      July 1, 1997       January 15, 1998
Maxim Aggressive Profile              September 10, 1997    January 15, 1998
Maxim Moderately Aggressive Profile   September 10, 1997    January 15, 1998
Maxim Moderate Profile                September 10, 1997    January 15, 1998
Maxim Moderately Conservative         September 10, 1997    January 15, 1998
Profile
Maxim Conservative Profile            September 10, 1997    January 15, 1998

On page 13, in the last paragraph in the first column, the number of Investment Divisions should be revised from "fifteen" to "twenty-four."